SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Total operating expenses	$ (96,258)	$ (92,441)	$ (77,763)
Loss from operations	(12,194)	15,097	(4,097)
Interest income	6,203	7,279	6,722
Net income (loss)	(10,230)	14,894	1,749
Parent Company
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Total operating expenses	(9,722)	(4,158)	(3,129)
Loss from operations	(9,722)	(4,158)	(3,129)
Equity in earnings of subsidiary	(1,580)	17,882	1,409
Interest income	1,280	2,427	3,685
Net income (loss)	$ (10,022)	$ 16,151	$ 1,965